Other Payables	6 Months Ended
Jun. 30, 2022
Trade And Other Payables [Abstract]
Other Payables

11.	OTHER PAYABLES

	December 31,	June 30,
	2021	2022
Payables for cash-settled share-based payment transactions (Note 17)	$701,582	$320,618
Payables for salaries and bonuses	1,387,416	818,090
Interest payables	142,083	195,313
Payables for professional fees	507,340	470,570
Others	79,488	108,429

	$2,817,909	$1,913,020